Employee Benefit Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan contributions cost	$ 3.6	$ 2.8	$ 2.4
Participation waiting period	30 days
First 4 percent of employees pre-tax contributions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Employee vested percentage	100.00%
Next 2 percent of employees pre-tax contributions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Employee vested percentage	50.00%